Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (60,776)	$ (113,243)	$ (61,798)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	6,838	18,623	18,806
Amortization of intangible assets	10,612	10,607	1,768
Impairment of goodwill	7,420	50,878
Change in contingent earnout liability	(4,488)	(20,376)
Depreciation	1,198	905	524
Deferred tax liability, net	(377)	(3,733)	(116)
Realized loss from sale of marketable securities	178
Exchange rate differentials	69	(47)	10
Amortization of premium, discount and accrued interest on marketable securities	735	1,398	(216)
Impairment of property and equipment		172	214
Loss from disposal of property and equipment	1,297
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable, net	(507)	74	(40)
Prepaid expenses and other current assets	1,940	1,235	1,724
Other non-current assets	(251)	(800)	(374)
Accounts payable	(153)	469	1,721
Accrued expenses and other liabilities	(8,956)	10,410	(719)
Operating lease assets and liabilities	352	(125)	23
Deferred revenue	(37)	(82)	179
Other long-term liabilities	129	250	233
Net cash used in operating activities	(44,777)	(43,385)	(38,061)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for business combinations, net of cash and restricted cash acquired			(2,859)
Investment in restricted deposits	(373)
Proceeds from maturity of marketable securities	38,287	31,241	10,986
Purchase of marketable securities		(8,454)	(104,043)
Proceeds from sale of marketable securities	822		2,754
Purchase of property and equipment	(3,303)	(7,171)	(23,158)
Investment in equity securities		(1,010)
Net cash provided by (used in) investing activities	35,433	14,606	(116,320)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loan			3,796
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	27,139
Repayment of financial liability		(145)
Payment due to settlement of contingent earnout liabilities	(790)
Proceeds from issuance of ordinary shares upon exercise of warrants		370	267
Proceeds from issuance of ordinary shares upon exercise of options	903	579	3,316
Net cash provided by financing activities	27,252	804	7,379
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(60)	(268)	(10)
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	17,848	(28,243)	(147,012)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT BEGINNING OF THE YEAR	38,529	66,772	213,784
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF THE YEAR	56,377	38,529	66,772
SUPPLEMENTARY INFORMATION ON ACTIVITIES INVOLVING CASH FLOWS:
Cash paid for income taxes	3	147	7
Cash paid for interest	149	90	13
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Fair value of ordinary shares issued as consideration for purchase of assets			1,500
Fair value of ordinary shares issued as consideration for business combinations and achievement of milestones			100,010
Issuance of ordinary shares in connection with earnout liability	1,561	953
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd.		18,617
Fair value of contingent consideration assumed in business combinations			47,194
Fair value of contingent consideration assumed in purchase of assets			1,091
Reclassification of earn-out liability to equity	1,500
Operating lease liabilities arising from obtaining operating right-of use assets	$ 4,411	$ 320	$ 194